LEASES	6 Months Ended
Jun. 30, 2021
LEASES
LEASES

13.LEASES

(a)	Amounts recognized in the consolidated statement of financial position

The carrying amounts of right-of-use assets for lease, and lease liabilities are as below:

Right-of-use assets	RMB’000
Net book amount at January 1, 2021	58,458
Net book amount at June 30, 2021	51,326

Lease liabilities	RMB’000
Net book amount at January 1, 2021 (current of 13,431 and non-current of 46,728)	60,159
Net book amount at June 30, 2021 (current of 15,423 and non-current of 30,789)	46,212

(b)	Amounts recognized in the consolidated income statement

The consolidated income statement shows the following amounts relating to leases:

	Six months ended June 30
	2021	2020
	RMB’000	RMB’000
Depreciation charge of right-of-use assets	7,035	6,279
Interest expense	1,094	410

The total cash outflow in financing activities for leases during the six months ended June 30, 2021 and 2020 was RMB 14,963,700 and 14,605,000, respectively.